Loan Receivable (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 04, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 27, 2024	Aug. 02, 2024	Feb. 28, 2024
Loan Receivable
Outstanding balance of loan receivable					$ 3,668,500
Interest income		$ 34,481	$ 76,589	$ 79,037
Liminatus Pharma, LLC
Loan Receivable
Outstanding balance of loan receivable					3,669,000	$ 819,000
Interest income					123,000	10,000
Unsecured promissory note | Liminatus Pharma, LLC
Loan Receivable
Loan to Iris	$ 1,500,000						$ 5,000,000	$ 3,500,000	$ 2,500,000
Period for note payable	30 days
Interest rate	5.00%
Outstanding balance of loan receivable					3,700,000	800,000
Interest income					$ 100,000
Unsecured promissory note | Maximum | Liminatus Pharma, LLC
Loan Receivable
Interest income						$ 100,000